Significant Accounting Policies - Accounts Receivable and Concentration of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Accounts receivable
Gross Receivable				$ 1,002,219	$ 824,403
Allowance for Doubtful Accounts	$ (4,016)	$ (3,851)	$ (5,340)	(4,016)	(3,851)
Accounts receivable - trade, net of allowance for doubtful accounts				998,203	820,552
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(3,851)	(3,604)	(5,340)
Provision for doubtful accounts	(369)	(590)	739
Write off of uncollectible accounts	204	343	997
Allowance for doubtful accounts, end of period	(4,016)	(3,851)	$ (3,604)
Crude oil logistics
Accounts receivable
Gross Receivable				514,243	404,865
Allowance for Doubtful Accounts	(15)	0		(15)	0
Accounts receivable - trade, net of allowance for doubtful accounts				514,228	404,865
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	0
Allowance for doubtful accounts, end of period	(15)	0
Water solutions
Accounts receivable
Gross Receivable				57,526	59,958
Allowance for Doubtful Accounts	(3,157)	(2,952)		(3,157)	(2,952)
Accounts receivable - trade, net of allowance for doubtful accounts				54,369	57,006
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(2,952)
Allowance for doubtful accounts, end of period	(3,157)	(2,952)
Liquids
Accounts receivable
Gross Receivable				134,050	131,006
Allowance for Doubtful Accounts	(177)	(20)		(177)	(20)
Accounts receivable - trade, net of allowance for doubtful accounts				133,873	130,986
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(20)
Allowance for doubtful accounts, end of period	(177)	(20)
Refined products and renewables
Accounts receivable
Gross Receivable				295,984	228,574
Allowance for Doubtful Accounts	(667)	(879)		(667)	(879)
Accounts receivable - trade, net of allowance for doubtful accounts				295,317	227,695
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	(879)
Allowance for doubtful accounts, end of period	(667)	(879)
Corporate and Other
Accounts receivable
Gross Receivable				416	0
Allowance for Doubtful Accounts	0	0		0	0
Accounts receivable - trade, net of allowance for doubtful accounts				$ 416	$ 0
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	0
Allowance for doubtful accounts, end of period	$ 0	$ 0